The breakdown of the notional and/or contractual values and the fair value of derivatives held for trading by the Company is as follows: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Futures contract [member] | Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Nominal value	R$ 99,213,654	R$ 84,467,021
Original amortized cost		24,535
Fair value		24,535
Futures contract [member] | Purchase Commitments [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	61,640,819	40,651,059
Original amortized cost		10,050
Fair value		10,050
Futures contract [member] | Purchase Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	31,449,101	39,875,542
Original amortized cost		10,832
Fair value		10,832
Futures contract [member] | Purchase Commitments [Member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	6,123,734	3,940,420
Original amortized cost		3,653
Fair value		3,653
Net amount value	2,234,955	2,807,910
Futures contract [member] | Sale Commitments [Member]
IfrsStatementLineItems [Line Items]
Nominal value	186,188,569	316,512,537
Original amortized cost		(19,366)
Fair value		(19,366)
Futures contract [member] | Sale Commitments [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	131,650,443	263,958,439
Original amortized cost		(15,899)
Fair value		(15,899)
Net amount value	70,009,624	223,307,380
Futures contract [member] | Sale Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	50,649,347	51,421,588
Original amortized cost		(1,371)
Fair value		(1,371)
Net amount value	19,200,246	11,546,046
Futures contract [member] | Sale Commitments [Member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	3,888,779	1,132,510
Original amortized cost		(2,096)
Fair value		(2,096)
Option contract [member] | Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Nominal value	277,559,369	326,423,643
Original amortized cost	1,304,697	2,456,611
Fair value	1,778,679	3,352,278
Mark-to-market adjustment	473,982	895,667
Option contract [member] | Purchase Commitments [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	250,565,454	311,472,364
Original amortized cost	748,111	1,504,181
Fair value	747,847	1,697,507
Net amount value	8,112,967
Mark-to-market adjustment	(264)	193,326
Option contract [member] | Purchase Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	3,442,347	13,878,682
Original amortized cost	151,280	854,484
Fair value	99,638	1,555,573
Mark-to-market adjustment	(51,642)	701,089
Option contract [member] | Purchase Commitments [Member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	23,551,568	1,072,597
Original amortized cost	405,306	97,946
Fair value	931,194	99,198
Net amount value		282,563
Mark-to-market adjustment	525,888	1,252
Option contract [member] | Sale Commitments [Member]
IfrsStatementLineItems [Line Items]
Nominal value	270,271,972	331,145,703
Original amortized cost	(943,666)	(2,520,903)
Fair value	(1,092,044)	(3,110,083)
Mark-to-market adjustment	(148,378)	(589,180)
Option contract [member] | Sale Commitments [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	242,452,487	314,999,693
Original amortized cost	(96,655)	(1,640,039)
Fair value	(96,610)	(1,834,709)
Net amount value		3,527,329
Mark-to-market adjustment	45	(194,670)
Option contract [member] | Sale Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	3,986,437	15,355,976
Original amortized cost	(172,612)	(619,545)
Fair value	(57,174)	(982,843)
Net amount value	544,090	1,477,294
Mark-to-market adjustment	115,438	(363,298)
Option contract [member] | Sale Commitments [Member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	23,833,048	790,034
Original amortized cost	(674,399)	(261,319)
Fair value	(938,260)	(292,531)
Net amount value	281,480
Mark-to-market adjustment	(263,861)	(31,212)
Forward contract [member] | Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Nominal value	32,430,997	76,011,205
Original amortized cost	303,733	4,696,246
Fair value	298,470	4,711,064
Mark-to-market adjustment	(5,263)	14,818
Forward contract [member] | Purchase Commitments [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value		246,269
Original amortized cost		1,859
Fair value		16,677
Net amount value		246,269
Mark-to-market adjustment		14,818
Forward contract [member] | Purchase Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	31,622,823	70,345,084
Original amortized cost	231,503	(453)
Fair value	230,677	(453)
Net amount value	4,716,522	48,576,798
Mark-to-market adjustment	(826)
Forward contract [member] | Purchase Commitments [Member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	808,174	5,419,852
Original amortized cost	72,230	4,694,840
Fair value	67,793	4,694,840
Net amount value		4,451,509
Mark-to-market adjustment	(4,437)
Forward contract [member] | Sale Commitments [Member]
IfrsStatementLineItems [Line Items]
Nominal value	30,185,980	22,736,629
Original amortized cost	1,876,674	(132,076)
Fair value	1,837,857	(136,754)
Mark-to-market adjustment	(38,817)	(4,678)
Forward contract [member] | Sale Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	26,906,301	21,768,286
Original amortized cost	(92,393)	(82,681)
Fair value	(92,393)	(82,681)
Forward contract [member] | Sale Commitments [Member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	3,279,679	968,343
Original amortized cost	1,969,067	(49,395)
Fair value	1,930,250	(54,073)
Net amount value	2,471,505
Mark-to-market adjustment	(38,817)	(4,678)
Swap contract [member] | Assets (long position) [Member]
IfrsStatementLineItems [Line Items]
Nominal value	85,399,663	66,137,265
Original amortized cost	13,299,664	11,195,415
Fair value	16,801,080	14,787,200
Mark-to-market adjustment	3,501,416	3,591,785
Swap contract [member] | Assets (long position) [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	26,515,089	4,095,567
Original amortized cost	(33,786)	106,827
Fair value	1,560,386	322,354
Mark-to-market adjustment	1,594,172	215,527
Swap contract [member] | Assets (long position) [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	32,743,824	24,369,039
Original amortized cost	8,095,899	6,169,577
Fair value	10,626,557	9,220,994
Net amount value	14,819,075	1,177,263
Mark-to-market adjustment	2,530,658	3,051,417
Swap contract [member] | Assets (long position) [Member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	9,522,191	3,608,719
Original amortized cost	539,030	326,603
Fair value	669,637	602,738
Net amount value	4,995,108
Mark-to-market adjustment	130,607	276,135
Swap contract [member] | Assets (long position) [Member] | Fixed Rate [Member]
IfrsStatementLineItems [Line Items]
Nominal value	16,113,972	33,427,359
Original amortized cost	4,135,240	4,160,018
Fair value	3,370,165	4,186,048
Net amount value	9,253,753	19,386,846
Mark-to-market adjustment	(765,075)	26,030
Swap contract [member] | Assets (long position) [Member] | Derivative Instruments I G P M [Member]
IfrsStatementLineItems [Line Items]
Nominal value	504,587	636,581
Original amortized cost	563,281	432,390
Fair value	574,335	455,066
Mark-to-market adjustment	11,054	22,676
Swap contract [member] | Liabilities (unrestricted position) [Member]
IfrsStatementLineItems [Line Items]
Nominal value	67,738,764	50,475,079
Original amortized cost	(10,367,236)	(10,838,073)
Fair value	(11,704,600)	(13,491,163)
Mark-to-market adjustment	(1,337,364)	(2,653,090)
Swap contract [member] | Liabilities (unrestricted position) [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	37,713,535	7,350,385
Original amortized cost	(29,833)	(103,984)
Fair value	(1,366,544)	(130,996)
Net amount value	11,198,446	3,254,818
Mark-to-market adjustment	(1,336,711)	(27,012)
Swap contract [member] | Liabilities (unrestricted position) [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	17,924,749	23,191,776
Original amortized cost	(5,924,580)	(7,119,016)
Fair value	(5,978,039)	(7,920,115)
Mark-to-market adjustment	(53,459)	(801,099)
Swap contract [member] | Liabilities (unrestricted position) [Member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	4,527,083	5,056,098
Original amortized cost	(670,302)	(647,251)
Fair value	(620,863)	(975,717)
Net amount value		1,447,379
Mark-to-market adjustment	49,439	(328,466)
Swap contract [member] | Liabilities (unrestricted position) [Member] | Fixed Rate [Member]
IfrsStatementLineItems [Line Items]
Nominal value	6,860,219	14,040,513
Original amortized cost	(2,983,362)	(2,431,630)
Fair value	(2,962,010)	(3,879,750)
Mark-to-market adjustment	21,352	(1,448,120)
Swap contract [member] | Liabilities (unrestricted position) [Member] | Derivative Instruments I G P M [Member]
IfrsStatementLineItems [Line Items]
Nominal value	713,178	836,307
Original amortized cost	(759,159)	(536,192)
Fair value	(777,144)	(584,585)
Net amount value	208,591	199,726
Mark-to-market adjustment	(17,985)	(48,393)
Derivative Financial Instruments Total [Member]
IfrsStatementLineItems [Line Items]
Nominal value	1,048,988,968	1,273,909,082
Original amortized cost	5,473,866	4,862,389
Fair value	7,919,442	6,117,711
Mark-to-market adjustment	R$ 2,445,576	R$ 1,255,322